Share-Based Compensation - Summary of Restricted Shares Units Granted Under the 2025 Plan (Details) - Restricted Shares Units - 2025 Share Incentive Plan	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ADS Outstanding, Beginning Balance | shares	0
Number of ADS Outstanding, Granted | shares	11,129,973
Number of ADS Outstanding, Vested | shares	(11,129,973)
Number of ADS Outstanding, Ending Balance | shares	0
Weighted Average Grant Date Fair Value (Per ADS), Beginning Balance | $ / shares	$ 0
Weighted Average Grant Date Fair Value (Per ADS), Granted | $ / shares	1.33
Weighted Average Grant Date Fair Value (Per ADS), Vested | $ / shares	1.33
Weighted Average Grant Date Fair Value (Per ADS), Ending Balance | $ / shares	$ 0